UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund Inc.—AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 61.6%
Industrial - 56.9%
Basic - 6.5%
Anglo American Capital PLC
3.25%, 4/03/23 (a)	EUR	644	$801,743
3.625%, 5/14/20 (a)	U.S.$	350	354,942
4.125%, 4/15/21 (a)		1,323	1,359,621
ArcelorMittal
6.00%, 3/01/21		472	510,713
6.75%, 2/25/22		1,014	1,141,521
Ashland LLC
4.75%, 8/15/22		1,171	1,224,292
Berry Plastics Corp.
6.00%, 10/15/22		645	687,602
CF Industries, Inc.
3.45%, 6/01/23		541	514,524
7.125%, 5/01/20		926	1,022,137
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (a)		1,304	1,422,964
Constellium NV
7.875%, 4/01/21 (a)		480	514,123
Freeport-McMoRan, Inc.
2.375%, 3/15/18		681	677,452
3.55%, 3/01/22		330	309,718
4.00%, 11/14/21		340	333,146
6.50%, 11/15/20		540	553,316
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (a)		302	327,027
Huntsman International LLC
4.875%, 11/15/20		330	347,932
5.125%, 11/15/22		824	883,476
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	353	415,423
Lecta SA
6.50%, 8/01/23 (a)		748	902,529
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	327	343,595
7.875%, 11/01/22 (a)		90	98,612
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		337	346,463
Novelis Corp.
6.25%, 8/15/24 (a)		283	297,045
Peabody Energy Corp.
6.00%, 3/31/22 (a)		855	852,008
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,008	1,045,639
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,461	1,552,809
5.25%, 4/01/23 (a)		364	390,332
Smurfit Kappa Acquisitions Unltd Co.
4.875%, 9/15/18 (a)		854	873,019

		Principal Amount (000)	U.S. $ Value
United States Steel Corp.
8.375%, 7/01/21 (a)		501	551,255
Valvoline, Inc.
5.50%, 7/15/24 (a)		73	77,633
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		1,625	1,740,294

			22,472,905

Capital Goods - 4.3%
Arconic, Inc.
5.40%, 4/15/21		668	702,883
5.72%, 2/23/19		177	184,731
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)		1,781	1,827,377
Ball Corp.
4.375%, 12/15/20		1,202	1,262,136
5.00%, 3/15/22		481	515,122
Clean Harbors, Inc.
5.125%, 6/01/21		956	976,497
5.25%, 8/01/20		885	896,850
CNH Industrial Capital LLC
3.625%, 4/15/18		975	984,077
4.375%, 4/05/22		706	739,027
CNH Industrial NV
4.50%, 8/15/23		854	905,966
EnPro Industries, Inc.
5.875%, 9/15/22		1,395	1,457,426
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		156	159,465
9.875%, 2/01/21 (a)		802	870,435
KLX, Inc.
5.875%, 12/01/22 (a)		1,294	1,359,593
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		503	530,424
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	695	817,187
Tervita Escrow Corp.
7.625%, 12/01/21 (a)(b)	U.S.$	450	455,782

			14,644,978

Communications - Media - 7.5%
Altice Financing SA
6.625%, 2/15/23 (a)		1,393	1,478,711
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		1,643	1,712,565
AMC Networks, Inc.
4.75%, 12/15/22		976	1,004,938
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		1,430	1,474,645
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		1,744	1,791,384

		Principal Amount (000)	U.S. $ Value
CSC Holdings LLC
6.75%, 11/15/21		1,712	1,895,235
DISH DBS Corp.
4.625%, 7/15/17		65	65,000
5.125%, 5/01/20		160	167,181
7.875%, 9/01/19		1,278	1,408,215
Lamar Media Corp.
5.00%, 5/01/23		671	698,041
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		865	906,036
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,555	1,554,969
Netflix, Inc.
5.50%, 2/15/22		954	1,037,084
RR Donnelley & Sons Co.
7.00%, 2/15/22		19	19,935
SFR Group SA
6.00%, 5/15/22 (a)		1,674	1,749,196
Sinclair Television Group, Inc.
5.375%, 4/01/21		718	737,206
6.125%, 10/01/22		745	775,418
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		609	613,665
4.625%, 5/15/23 (a)		268	275,515
5.75%, 8/01/21 (a)		580	598,595
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,513	1,555,833
6.375%, 10/15/23		317	334,708
Time, Inc.
5.75%, 4/15/22 (a)		59	60,561
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		504	523,636
Univision Communications, Inc.
6.75%, 9/15/22 (a)		962	1,001,625
Urban One, Inc.
7.375%, 4/15/22 (a)		1,479	1,527,038
Virgin Media Secured Finance PLC
5.25%, 1/15/21		743	794,482

			25,761,417

Communications - Telecommunications - 4.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	398,268
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	150	162,473
Series T
5.80%, 3/15/22		260	271,518
Frontier Communications Corp.
8.50%, 4/15/20		795	835,426
8.75%, 4/15/22		343	309,187
8.875%, 9/15/20		430	455,108

	Principal Amount (000)	U.S. $ Value
10.50%, 9/15/22	320	305,827
Hughes Satellite Systems Corp.
6.50%, 6/15/19	665	720,288
7.625%, 6/15/21	587	666,040
Intelsat Jackson Holdings SA
9.50%, 9/30/22 (a)	423	504,466
Level 3 Communications, Inc.
5.75%, 12/01/22	953	989,786
Level 3 Financing, Inc.
5.375%, 8/15/22	653	670,957
Qwest Capital Funding, Inc.
6.50%, 11/15/18	510	533,644
SoftBank Group Corp.
4.50%, 4/15/20, TBA (a)	436	452,860
5.375%, 7/30/22, TBA (a)	1,210	1,288,190
Sprint Communications, Inc.
7.00%, 3/01/20 (a)	513	563,105
9.00%, 11/15/18 (a)	286	310,730
T-Mobile USA, Inc.
6.00%, 3/01/23	731	773,866
Uniti Group, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)	825	857,917
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)	676	683,172
6.50%, 4/30/20 (a)	979	1,013,050
Windstream Services LLC
7.75%, 10/15/20-10/01/21	1,627	1,572,917
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23	982	1,033,742

		15,372,537

Consumer Cyclical - Automotive - 1.7%
Dana, Inc.
5.375%, 9/15/21	762	782,780
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	1,156	1,184,241
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23	972	1,017,713
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(c)	553	563,611
Meritor, Inc.
6.75%, 6/15/21	633	654,908
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)	1,529	1,603,982

		5,807,235

Consumer Cyclical - Entertainment - 0.9%
AMC Entertainment Holdings, Inc.
5.875%, 2/15/22	744	777,220
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)	643	700,703
NCL Corp., Ltd.
4.625%, 11/15/20 (a)	202	207,674

		Principal Amount (000)	U.S. $ Value
4.75%, 12/15/21 (a)		1,414	1,464,621

			3,150,218

Consumer Cyclical - Other - 6.5%
Beazer Homes USA, Inc.
5.75%, 6/15/19		297	311,271
8.75%, 3/15/22		634	705,984
CalAtlantic Group, Inc.
6.25%, 12/15/21		536	600,202
6.625%, 5/01/20		267	295,128
8.375%, 5/15/18-1/15/21		879	1,005,342
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	185	223,599
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21	U.S.$	106	111,396
4.875%, 11/01/20		488	520,545
5.375%, 11/01/23		1,024	1,114,235
International Game Technology PLC
5.625%, 2/15/20 (a)		1,150	1,222,070
KB Home
4.75%, 5/15/19		734	756,519
7.00%, 12/15/21		144	161,600
8.00%, 3/15/20		265	298,448
9.10%, 9/15/17		305	308,803
Lennar Corp.
4.125%, 12/01/18		200	204,192
4.50%, 6/15/19		150	155,063
4.75%, 11/15/22		240	254,662
6.95%, 6/01/18		1,275	1,328,040
MDC Holdings, Inc.
5.625%, 2/01/20		645	693,562
Meritage Homes Corp.
7.00%, 4/01/22		622	708,271
7.15%, 4/15/20		891	984,350
MGM Resorts International
6.625%, 12/15/21		1,008	1,130,573
8.625%, 2/01/19		319	350,849
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		600	624,912
PulteGroup, Inc.
4.25%, 3/01/21		1,477	1,534,825
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		1,575	1,661,373
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		827	850,644
Standard Industries, Inc./NJ
5.125%, 2/15/21 (a)		835	866,814
5.50%, 2/15/23 (a)		834	879,253
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.25%, 4/15/21 (a)		611	626,110
Toll Brothers Finance Corp.
4.00%, 12/31/18		365	373,479
4.375%, 4/15/23		867	900,085

		Principal Amount (000)	U.S. $ Value
5.875%, 2/15/22		560	623,862

			22,386,061

Consumer Cyclical - Restaurants - 0.1%
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (a)	GBP	159	211,242

Consumer Cyclical - Retailers - 2.6%
Dollar Tree, Inc.
5.25%, 3/01/20	U.S.$	60	61,610
5.75%, 3/01/23		384	404,993
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,662	1,689,971
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		1,210	1,229,953
L Brands, Inc.
5.625%, 2/15/22		600	641,994
6.625%, 4/01/21		490	542,905
7.00%, 5/01/20		155	170,908
8.50%, 6/15/19		510	566,217
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,517	1,562,298
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		395	403,374
5.75%, 6/01/22		950	977,312
Sonic Automotive, Inc.
5.00%, 5/15/23		539	514,190
William Carter Co. (The)
5.25%, 8/15/21		110	112,966

			8,878,691

Consumer Non - Cyclical - 6.1%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		428	443,438
Alere, Inc.
7.25%, 7/01/18		250	250,488
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	259	328,081
CHS/Community Health Systems, Inc.
5.125%, 8/01/21	U.S.$	1,247	1,266,540
6.25%, 3/31/23		66	68,259
Endo Finance LLC
5.75%, 1/15/22 (a)		1,375	1,240,154
Envision Healthcare Corp.
5.625%, 7/15/22		1,492	1,548,786
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,752	1,775,389
HCA Healthcare, Inc.
6.25%, 2/15/21		561	611,080
HCA, Inc.
5.875%, 3/15/22		608	675,087
6.50%, 2/15/20		510	555,834
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		1,185	1,249,950
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		793	839,977

		Principal Amount (000)	U.S. $ Value
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		121	124,378
LifePoint Health, Inc.
5.50%, 12/01/21		1,333	1,379,575
Mallinckrodt International Finance SA
3.50%, 4/15/18		652	652,319
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)		466	438,124
MEDNAX, Inc.
5.25%, 12/01/23 (a)		1,172	1,208,895
Post Holdings, Inc.
6.00%, 12/15/22 (a)		567	600,033
Revlon Consumer Products Corp.
5.75%, 2/15/21		182	167,460
6.25%, 8/01/24		38	33,128
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	346	427,352
Tenet Healthcare Corp.
4.50%, 4/01/21	U.S.$	671	684,017
4.75%, 6/01/20		125	129,649
6.00%, 10/01/20		629	673,521
6.25%, 11/01/18		657	694,186
Tesco PLC
Series E
6.125%, 2/24/22	GBP	729	1,087,997
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)	U.S.$	430	418,489
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		1,082	1,045,115
Voyage Care Bondco PLC
5.875%, 5/01/23 (a)	GBP	238	321,834

			20,939,135

Energy - 5.5%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	1,266	1,266,519
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		611	681,344
Continental Resources, Inc./OK
3.80%, 6/01/24		26	23,826
4.50%, 4/15/23		773	738,161
5.00%, 9/15/22		261	256,101
DCP Midstream Operating LP
4.95%, 4/01/22		511	518,542
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23		450	390,258
5.875%, 5/01/19		400	412,556
Energy Transfer Equity LP
7.50%, 10/15/20		1,217	1,362,955
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		938	862,726
Murphy Oil USA, Inc.
6.00%, 8/15/23		50	52,694

		Principal Amount (000)	U.S. $ Value
Newfield Exploration Co.
5.75%, 1/30/22		319	335,894
Oasis Petroleum, Inc.
6.875%, 3/15/22		305	297,097
PHI, Inc.
5.25%, 3/15/19		1,130	1,045,250
Pride International LLC
6.875%, 8/15/20		370	378,998
QEP Resources, Inc.
5.25%, 5/01/23		391	372,588
5.375%, 10/01/22		328	315,966
Range Resources Corp.
5.00%, 8/15/22-3/15/23 (a)		92	90,043
5.75%, 6/01/21 (a)		326	333,195
5.875%, 7/01/22 (a)		31	31,416
SM Energy Co.
6.50%, 11/15/21		550	534,963
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	2,033,540
Southwestern Energy Co.
5.80%, 1/23/20		496	507,061
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		1,262	1,342,907
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		323	342,748
Transocean, Inc.
5.80%, 10/15/22		1,092	1,014,741
Whiting Petroleum Corp.
5.00%, 3/15/19		69	68,552
5.75%, 3/15/21		786	740,711
Williams Cos., Inc. (The)
3.70%, 1/15/23		814	802,441
4.55%, 6/24/24		347	355,914
WPX Energy, Inc.
6.00%, 1/15/22		695	687,292
7.50%, 8/01/20		509	534,755

			18,731,754

Other Industrial - 2.0%
Alliance Automotive Finance PLC
6.25%, 12/01/21 (a)	EUR	353	422,745
Belden, Inc.
5.50%, 9/01/22 (a)	U.S.$	1,493	1,542,314
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		107	108,169
7.00%, 6/15/23		242	241,240
HD Supply, Inc.
5.25%, 12/15/21 (a)		412	433,049
HRG Group, Inc.
7.875%, 7/15/19		1,536	1,575,798
LKQ Corp.
4.75%, 5/15/23		1,541	1,576,936

		Principal Amount (000)	U.S. $ Value
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	645	865,030

			6,765,281

Services - 2.9%
ADT Corp. (The)
3.50%, 7/15/22	U.S.$	1,046	1,014,076
6.25%, 10/15/21		367	399,366
APX Group, Inc.
6.375%, 12/01/19		272	279,379
7.875%, 12/01/22		1,551	1,683,254
Aramark Services, Inc.
5.125%, 1/15/24		141	148,056
Carlson Travel, Inc.
6.75%, 12/15/23 (a)		1,177	1,199,645
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	418	519,017
GEO Group, Inc. (The)
5.125%, 4/01/23	U.S.$	287	288,616
5.875%, 1/15/22-10/15/24		200	206,956
IHS Markit Ltd.
5.00%, 11/01/22 (a)		1,756	1,896,445
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20		560	569,329
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		539	585,208
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		112	117,404
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		293	304,779
5.375%, 4/15/23 (a)		572	595,149

			9,806,679

Technology - 3.7%
Amkor Technology, Inc.
6.375%, 10/01/22		305	317,051
6.625%, 6/01/21		175	178,050
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		228	238,607
7.125%, 6/15/24 (a)		211	232,013
Dell, Inc.
4.625%, 4/01/21		354	368,981
First Data Corp.
5.375%, 8/15/23 (a)		865	903,925
Infor US, Inc.
5.75%, 8/15/20 (a)		827	854,589
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	626	860,748
Iron Mountain, Inc.
4.375%, 6/01/21 (a)	U.S.$	294	305,742
6.00%, 10/01/20 (a)		272	281,697
6.00%, 8/15/23		281	297,554

		Principal Amount (000)	U.S. $ Value
Micron Technology, Inc.
5.25%, 8/01/23 (a)		1,663	1,729,437
Nokia Oyj
3.375%, 6/12/22		621	625,577
5.375%, 5/15/19		127	134,192
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	659,672
4.625%, 6/01/23 (a)		509	549,196
Quintiles IMS, Inc.
3.25%, 3/15/25 (a)	EUR	248	287,796
4.125%, 4/01/23 (a)		391	468,418
4.875%, 5/15/23 (a)	U.S.$	498	513,154
Sanmina Corp.
4.375%, 6/01/19 (a)		1,650	1,690,392
Symantec Corp.
3.95%, 6/15/22		445	461,781
5.00%, 4/15/25 (a)		411	429,951
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		239	256,590

			12,645,113

Transportation - Services - 2.1%
Ashtead Capital, Inc.
6.50%, 7/15/22 (a)		1,055	1,092,948
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		201	199,651
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	416	500,136
Herc Rentals, Inc.
7.50%, 6/01/22 (a)	U.S.$	737	778,500
7.75%, 6/01/24 (a)		119	125,529
Hertz Corp. (The)
7.375%, 1/15/21		1,348	1,304,689
7.625%, 6/01/22 (a)		428	426,986
Loxam SAS
3.50%, 4/15/22 (a)	EUR	112	133,204
4.25%, 4/15/24 (a)		105	126,578
United Rentals North America, Inc.
4.625%, 7/15/23	U.S.$	902	936,529
7.625%, 4/15/22		121	126,371
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		1,311	1,373,050

			7,124,171

			194,697,417

Financial Institutions – 3.9%
Banking – 1.6%
Ally Financial, Inc.
3.75%, 11/18/19		380	388,979
4.125%, 3/30/20-2/13/22		506	519,923
4.75%, 9/10/18		754	774,984

		Principal Amount (000)	U.S. $ Value
Citigroup Capital XVIII
1.187% (LIBOR 3 Month + 0.89%), 6/28/67 (d)	GBP	483	562,275
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	U.S.$	344	379,019
6.10%, 6/10/23		681	749,863
Series U
7.64%, 9/30/17 (e)		900	862,983
Zions Bancorporation
5.65%, 11/15/23		1,112	1,149,119

			5,387,145

Finance - 1.3%
CIT Group, Inc.
5.00%, 8/15/22		130	140,166
5.50%, 2/15/19 (a)		161	168,942
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	204	249,972
7.375%, 4/15/21 (a)	U.S.$	200	212,374
Navient Corp.
4.875%, 6/17/19		712	739,035
5.50%, 1/15/19		838	872,291
6.50%, 6/15/22		192	203,704
8.00%, 3/25/20		320	357,629
OneMain Financial Holdings LLC
6.75%, 12/15/19 (a)		625	656,075
SLM Corp.
5.125%, 4/05/22		449	458,627
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		528	501,151

			4,559,966

Other Finance - 0.4%
Intrum Justitia AB
2.75%, 7/15/22 (a)	EUR	709	813,914
3.125%, 7/15/24 (a)		355	403,882
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (a)	U.S.$	34	35,021

			1,252,817

REITS - 0.6%
MPT Operating Partnership LP/MPT Finance Corp.
6.375%, 2/15/22		1,139	1,178,341
Sabra Health Care LP/Sabra Capital Corp.
5.375%, 6/01/23		889	917,715
5.50%, 2/01/21		65	67,551

			2,163,607

			13,363,535

		Principal Amount (000)	U.S. $ Value
Utility - 0.8%
Electric - 0.8%
Calpine Corp.
6.00%, 1/15/22 (a)		926	957,095
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	657	790,441
DPL, Inc.
6.75%, 10/01/19	U.S.$	442	461,094
Dynegy, Inc.
6.75%, 11/01/19		579	596,202

			2,804,832

Total Corporates - Non-Investment Grade (cost $207,009,861)			210,865,784

CORPORATES - INVESTMENT GRADE - 18.0%
Industrial - 10.5%
Basic - 0.9%
Equate Petrochemical BV
3.00%, 3/03/22 (a)		505	498,082
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)		1,030	1,173,108
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		680	703,956
Glencore Finance Europe SA
1.875%, 9/13/23 (a)	EUR	290	335,493
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	300	307,848

			3,018,487

Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (e)		35	37,116
Masco Corp.
5.95%, 3/15/22		572	647,721

			684,837

Communications - Media - 0.9%
21st Century Fox America, Inc.
4.00%, 10/01/23		142	150,354
Cox Communications, Inc.
3.35%, 9/15/26 (a)		484	475,056
Discovery Communications LLC
4.90%, 3/11/26		729	773,046
Thomson Reuters Corp.
4.30%, 11/23/23		146	156,487
Time Warner Cable LLC
4.00%, 9/01/21		769	804,282
Viacom, Inc.
4.25%, 9/01/23		658	686,590

			3,045,815

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 1.0%
Crown Castle International Corp.
4.875%, 4/15/22	1,090	1,190,389
Qwest Corp.
6.75%, 12/01/21	265	294,468
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	1,188	1,198,454
Verizon Communications, Inc.
2.625%, 2/21/20	665	674,483

		3,357,794

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
3.20%, 1/15/21	716	727,592
General Motors Co.
4.00%, 4/01/25	272	272,748
4.875%, 10/02/23	699	750,293
Schaeffler Finance BV
4.75%, 5/15/23 (a)	469	483,844

		2,234,477

Consumer Cyclical - Entertainment - 0.5%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	1,413	1,565,265

Consumer Cyclical - Other - 0.5%
DR Horton, Inc.
3.625%, 2/15/18	375	377,449
3.75%, 3/01/19	590	603,511
4.00%, 2/15/20	600	622,980

		1,603,940

Consumer Cyclical - Retailers - 0.2%
AutoNation, Inc.
6.75%, 4/15/18	106	109,980
CVS Health Corp.
3.50%, 7/20/22	600	623,016

		732,996

Consumer Non-Cyclical - 1.7%
Molson Coors Brewing Co.
1.45%, 7/15/19	459	453,373
Mylan NV
3.15%, 6/15/21	481	489,336
Mylan, Inc.
3.125%, 1/15/23 (a)	925	920,652
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)	370	372,790
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	1,230	1,208,684
Tyson Foods, Inc.
4.50%, 6/15/22	412	446,130
Universal Health Services, Inc.
4.75%, 8/01/22 (a)	1,275	1,317,241

	Principal Amount (000)	U.S. $ Value
WhiteWave Foods Co. (The)
5.375%, 10/01/22	460	518,079

		5,726,285

Energy - 2.1%
Cenovus Energy, Inc.
3.00%, 8/15/22	386	370,012
3.80%, 9/15/23	30	29,616
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)	180	187,708
Kinder Morgan, Inc./DE
7.25%, 6/01/18	871	911,798
Nabors Industries, Inc.
4.625%, 9/15/21	1,332	1,279,692
5.50%, 1/15/23 (a)	320	303,056
Noble Energy, Inc.
5.625%, 5/01/21	445	457,126
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20	1,000	1,079,490
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	387	430,414
Tesoro Corp.
4.75%, 12/15/23 (a)	1,320	1,422,881
Williams Partners LP
3.35%, 8/15/22	679	682,714

		7,154,507

Services - 0.2%
eBay, Inc.
3.80%, 3/09/22	192	200,767
Total System Services, Inc.
3.75%, 6/01/23	333	345,501
3.80%, 4/01/21	309	321,418

		867,686

Technology - 1.7%
Activision Blizzard, Inc.
6.125%, 9/15/23 (a)	266	286,815
Agilent Technologies, Inc.
3.875%, 7/15/23	495	517,998
Dell International LLC/EMC Corp.
3.48%, 6/01/19 (a)	448	458,586
4.42%, 6/15/21 (a)	448	472,156
6.02%, 6/15/26 (a)	157	173,293
Micron Technology, Inc.
7.50%, 9/15/23	192	214,819
Seagate HDD Cayman
4.25%, 3/01/22 (a)	953	969,096
4.75%, 1/01/25	79	79,581
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	517	528,810
Western Digital Corp.
7.375%, 4/01/23 (a)	1,548	1,698,930

		Principal Amount (000)	U.S. $ Value
Xerox Corp.
4.07%, 3/17/22 (a)		482	494,836

			5,894,920

			35,887,009

Financial Institutions - 6.6%
Banking - 3.9%
ABN AMRO Bank NV
6.25%, 4/27/22 (a)		987	1,114,530
Banco Santander SA
3.50%, 4/11/22		800	818,328
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)		520	575,250
Capital One Bank USA, NA
3.375%, 2/15/23		509	512,980
Compass Bank
2.875%, 6/29/22		687	684,087
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)	EUR	500	670,590
Credit Agricole SA/London
3.375%, 1/10/22 (a)	U.S.$	1,165	1,194,964
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/21		700	718,319
3.80%, 9/15/22		762	791,451
Deutsche Bank AG
Series G
3.375%, 5/12/21		598	605,888
ING Groep NV
3.15%, 3/29/22		761	775,406
JPMorgan Chase & Co.
2.295%, 8/15/21		601	597,490
Lloyds Banking Group PLC
4.50%, 11/04/24		487	507,006
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21		600	609,606
Mizuho Financial Group, Inc.
2.376% (LIBOR 3 Month + 1.14%), 9/13/21 (d)		769	779,712
Morgan Stanley
5.00%, 11/24/25		662	718,462
Santander Bank NA
8.75%, 5/30/18		250	264,663
Santander UK Group Holdings PLC
3.571%, 1/10/23		263	268,071
Standard Chartered PLC
3.95%, 1/11/23 (a)		506	509,866
UBS Group Funding Switzerland AG
2.65%, 2/01/22 (a)		692	688,305

			13,404,974

Brokerage - 0.4%
E*TRADE Financial Corp.
5.375%, 11/15/22		900	947,250

	Principal Amount (000)	U.S. $ Value
GFI Group, Inc.
8.375%, 7/19/18	467	495,580

		1,442,830

Finance - 0.8%
HSBC Finance Corp.
6.676%, 1/15/21	783	883,365
International Lease Finance Corp.
8.25%, 12/15/20	400	471,692
8.875%, 9/01/17	613	619,492
Synchrony Financial
3.75%, 8/15/21	662	680,185

		2,654,734

Insurance - 0.4%
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a)(e)	500	515,160
Prudential Financial, Inc.
8.875%, 6/15/38	820	871,545

		1,386,705

REITS - 1.1%
EPR Properties
5.75%, 8/15/22	690	760,946
HCP, Inc.
4.25%, 11/15/23	737	772,568
VEREIT Operating Partnership LP
4.125%, 6/01/21	1,522	1,585,224
Welltower, Inc.
4.95%, 1/15/21	655	702,880

		3,821,618

		22,710,861

Utility - 0.9%
Electric - 0.8%
Dominion Energy, Inc.
4.104%, 4/01/21	500	518,860
EDP Finance BV
6.00%, 2/02/18 (a)	526	537,393
FirstEnergy Corp.
Series B
4.25%, 3/15/23	745	783,599
PSEG Power LLC
3.00%, 6/15/21	743	754,583

		2,594,435

Natural Gas - 0.1%
Centrica PLC
4.00%, 10/16/23 (a)	331	342,525

		2,936,960

Total Corporates - Investment Grade (cost $60,624,891)		61,534,830

	Principal Amount (000)	U.S. $ Value
BANK LOANS - 5.4%
Industrial - 5.0%
Basic - 0.2%
Berry Global Group, Inc. (fka Berry Plastics Corporation)
3.367% (LIBOR 1 Month + 2.25%), 1/06/21 (f)	288	287,833
Foresight Energy LLC
6.795% (LIBOR 1 Month + 5.75%), 3/28/22 (f)	175	166,360
Unifrax I LLC
5.046% (LIBOR 3 Month + 3.75%), 4/04/24 (f)	150	150,375

		604,568

Capital Goods - 0.6%
Avolon TLB Borrower 1 (US) LLC
3.962% (LIBOR 1 Month + 2.75%), 3/21/22 (f)	525	528,071
Gardner Denver, Inc.
4.546% (LIBOR 3 Month + 3.25%), 7/30/20 (f)	123	123,019
Gates Global LLC
4.546% (LIBOR 3 Month + 3.25%), 4/01/24 (f)	365	364,251
GFL Environmental Inc.
4.046% (LIBOR 3 Month + 2.75%), 9/29/23 (f)	252	252,458
Transdigm Inc.
4.226% (LIBOR 1 Month + 3.00%), 6/09/23 (f)	693	691,989
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.226% (LIBOR 1 Month + 3.00%), 3/03/23 (f)	61	61,507

		2,021,295

Communications - Media - 0.3%
Checkout Holding Corp. (fka Catalina Marketing)
4.726% (LIBOR 1 Month + 3.50%), 4/09/21 (f)	239	198,461
Time Inc.
4.476% (LIBOR 3 Month + 3.25%), 4/26/21 (f)	495	495,231
Townsquare Media, Inc.
4.296% (LIBOR 3 Month + 3.00%), 4/01/22 (f)	410	410,270

		1,103,962

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.09% (LIBOR 1 Month + 4.00%), 8/07/20 (f)	69	69,683

Consumer Cyclical - Entertainment - 0.3%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.296% (LIBOR 3 Month + 3.00%), 4/01/24 (f)	1,046	1,043,155

Consumer Cyclical - Other - 0.2%
La Quinta Intermediate Holdings L.L.C.
3.908% (LIBOR 3 Month + 2.75%), 4/14/21 (f)	416	417,213
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
4.046% (LIBOR 3 Month + 2.75%), 5/14/20 (f)	480	480,303

		897,516

Consumer Cyclical - Restaurants - 0.6%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons)
3.48%-3.55% (LIBOR 3 Month + 2.25%), 2/16/24 (f)	1,840	1,835,037
Landry’s Inc. (fka Landry’s Restaurants, Inc.)
3.83%-3.98% (LIBOR 1 Month + 2.75%), 10/04/23 (f)	427	425,316

		2,260,353

Consumer Cyclical - Retailers - 0.1%
J.C. Penney Corporation, Inc.
5.45% (LIBOR 3 Month +4.25%), 6/23/23 (f)	408	402,461
Michaels Stores, Inc.
3.839%-3.98% (LIBOR 1 Month + 2.75%), 1/30/23 (f)	143	142,997

		545,458

Consumer Non-Cyclical - 1.5%
Acadia Healthcare Company, Inc.
3.80% (LIBOR 1 Month + 2.75%), 2/16/23 (f)	318	320,140
3.98% (LIBOR 1 Month + 2.75%), 2/11/22 (f)	83	83,541
Air Medical Group Holdings, Inc.
4.47% (LIBOR 1 Month + 3.25%), 4/28/22 (f)	493	483,524
5.16% (LIBOR 1 Month + 4.00%), 4/28/22 (g)	243	241,216

	Principal Amount (000)	U.S. $ Value
Alere Inc. (fka IM US Holdings, LLC)
4.48% (LIBOR 1 Month + 3.25%), 6/20/22 (f)	685	686,191
Arbor Pharmaceuticals, LLC
6.296% (LIBOR 3 Month + 5.00%), 7/05/23 (f)	433	436,518
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.30% (LIBOR 3 Month + 3.00%), 12/01/23 (f)	137	137,231
Horizon Pharma, Inc.
4.875% (LIBOR 1 Month + 3.75%), 3/29/24 (f)	1,150	1,152,635
Kinetic Concepts, Inc.
4.546% (LIBOR 3 Month + 3.25%), 2/02/24 (f)	315	313,293
Nature’s Bounty Co., The (fka NBTY)
4.796% (LIBOR 3 Month + 3.50%), 5/05/23 (f)	660	660,373
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.783% (LIBOR 3 Month + 3.75%), 6/30/21 (f)	144	142,858
Post Holdings, Inc.
3.47% (LIBOR 1 Month + 2.25%) 5/24/24 (g)	112	111,602
Vizient, Inc.
4.726% (LIBOR 1 Month + 3.50%), 2/13/23 (f)	246	248,310

		5,017,432

Energy - 0.2%
California Resources Corporation
11.534% (LIBOR 3 Month + 10.38%), 12/31/21 (f)	545	575,508

Other Industrial - 0.4%
American Tire Distributors, Inc.
5.476% (LIBOR 1 Month +4.25%), 9/01/21 (f)	576	578,537
Travelport Finance (Luxembourg) S.Ã r.
l.4.432% (LIBOR 3 Month + 3.25%), 9/02/21 (f)	723	723,787

		1,302,324

Services - 0.2%
Camelot U.S. Acquisition 1 Co. (fka Thomson Reuters Intellectual Property & Science)
4.726% (LIBOR 1 Month + 3.50%), 10/03/23 (f)	201	202,377

	Principal Amount (000)	U.S. $ Value
Sedgwick Claims Management Services, Inc.
3.976% (LIBOR 1 Month + 2.75%), 3/01/21 (f)	364	364,155

		566,532

Technology - 0.4%
Avaya Inc.
8.517%-8.62% (LIBOR 1 Month + 7.50%), 1/24/18 (f)(h)(i)	170	175,281
Conduent Incorporated
5.226% (LIBOR 1 Month + 4.00%), 12/07/23 (f)	64	64,396
MTS Systems Corporation
5.33% (LIBOR 1 Month + 4.25%), 7/05/23 (f)	426	429,627
Solera, LLC (Solera Finance, Inc.)
4.476% (LIBOR 1 Month + 3.25%), 3/03/23 (f)	691	693,186

		1,362,490

		17,370,276

Financial Institutions - 0.4%
Consumer Non-Cyclical - 0.2%
MPH Acquisition Holdings LLC
4.296% (LIBOR 3 Month + 3.00%), 6/07/23 (f)	620	619,440

Other Finance - 0.2%
iPayment, Inc.
7.158% (LIBOR 1 Month + 6.00%), 4/11/23 (f)	695	700,213

		1,319,653

Total Bank Loans
(cost $18,515,041)		18,689,929

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Risk Share Floating Rate - 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
3.416% (LIBOR 1 Month + 2.20%), 2/25/24 (d)	480	491,722
Series 2014-DN3, Class M2
3.616% (LIBOR 1 Month + 2.40%), 8/25/24 (d)	42	42,473
Series 2014-HQ1, Class M2
3.716% (LIBOR 1 Month + 2.50%), 8/25/24 (d)	761	771,833
Series 2014-HQ2, Class M2
3.416% (LIBOR 1 Month + 2.20%), 9/25/24 (d)	1,200	1,232,742
Series 2014-HQ3, Class M2

		Principal Amount (000)	U.S. $ Value
3.866% (LIBOR 1 Month + 2.65%), 10/25/24 (d)		127	127,710
Series 2015-HQ1, Class M2
3.416% (LIBOR 1 Month + 2.20%), 3/25/25 (d)		538	543,343
Series 2015-HQA2, Class M2
4.016% (LIBOR 1 Month + 2.80%), 5/25/28 (d)		318	328,480
Series 2016-HQA2, Class M2
3.466% (LIBOR 1 Month + 2.25%), 11/25/28 (d)		389	399,683
Series 2017-DNA2, Class M2
4.666% (LIBOR 1 Month + 3.45%), 10/25/29 (d)		422	444,688
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
3.216% (LIBOR 1 Month + 2.00%), 10/25/23 (d)		31	31,167
Series 2014-C01, Class M1
2.816% (LIBOR 1 Month + 1.60%), 1/25/24 (d)		157	158,738
Series 2014-C02, Class 2M1
2.166% (LIBOR 1 Month + 0.95%), 5/25/24 (d)		13	13,139
Series 2015-C04, Class 1M2
6.916% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		168	191,638
Series 2015-C04, Class 2M2
6.766% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		260	291,936
Series 2016-C01, Class 1M2
7.966% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		460	556,595
Series 2016-C01, Class 2M2
8.166% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		203	243,934
Series 2016-C04, Class 1M2
5.466% (LIBOR 1 Month + 4.25%), 1/25/29 (d)		145	159,128
Series 2016-C05, Class 2M2
5.666% (LIBOR 1 Month + 4.45%), 1/25/29 (d)		197	216,920

Total Collateralized Mortgage Obligations (cost $5,926,435)			6,245,869

GOVERNMENTS - TREASURIES - 1.8%
Russia - 0.1%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	30,493	510,157

		Principal Amount (000)	U.S. $ Value
South Africa - 0.2%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	7,073	530,457

United States - 1.5%
U.S. Treasury Notes
2.375%, 5/15/27	U.S.$	3,768	3,792,139
3.75%, 11/15/18		1,182	1,220,415

			5,012,554

Total Governments - Treasuries (cost $6,116,708)			6,053,168

EMERGING MARKETS - CORPORATE BONDS - 1.6%
Industrial - 1.4%
Basic - 0.4%
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		568	582,200
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		327	334,782
7.25%, 5/15/22 (a)		491	501,056

			1,418,038

Communications - Telecommunications - 0.4%
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)		635	674,688
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)		820	845,625

			1,520,313

Consumer Cyclical - Other - 0.2%
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		550	565,805

Consumer Non - Cyclical - 0.0%
Tonon Luxembourg SA
9.25%, 1/24/20 (c)(h)(i)(j)		275	10,984
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)(j)		425	29,750

			40,734

Energy - 0.4%
Petrobras Global Finance BV
6.125%, 1/17/22		330	340,327
8.375%, 5/23/21		752	841,973

			1,182,300

			4,727,190

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.2%
Banking - 0.1%
Turkiye Vakiflar Bankasi TAO
3.75%, 4/15/18 (a)	515	514,871

Other Finance - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)	322	330,702

		845,573

Total Emerging Markets - Corporate Bonds (cost $6,102,447)		5,572,763

EMERGING MARKETS - SOVEREIGNS - 0.7%
Argentina - 0.2%
Argentine Republic Government International Bond
5.625%, 1/26/22	354	362,496
6.875%, 4/22/21	453	484,710

		847,206

Dominican Republic - 0.2%
Dominican Republic International Bond
7.50%, 5/06/21 (a)	620	682,775

Gabon - 0.2%
Gabon Government International Bond
8.20%, 12/12/17 (a)	700	712,250

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)	240	246,000

Total Emerging Markets - Sovereigns (cost $2,443,890)		2,488,231

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.3%
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)
(cost $1,042,125)	1,042	1,065,375

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Kazakhstan - 0.2%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (a)	360	390,600
7.00%, 5/05/20 (a)	246	267,218

Total Quasi-Sovereigns (cost $662,573)		657,818

		Principal Amount (000)	U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CLO - Floating Rate - 0.2%
Carlyle Global Market Strategies CLO Ltd.
Series 2014-2A, Class AR
2.432% (LIBOR 3 Month + 1.25%), 5/15/25 (a)(d) (cost $550,000)		550	550,025

		Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
6.69% (k)		18,500	480,630
US Bancorp
Series F
6.50%		1,900	56,411

Total Preferred Stocks (cost $554,400)			537,041

		Principal Amount (000)
EMERGING MARKETS - TREASURIES - 0.1%
Dominican Republic - 0.1%
Dominican Republic International Bond
16.95%, 2/04/22 (a)
(cost $511,985)	DOP	19,200	504,196

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Non-Agency Fixed Rate CMBS - 0.1%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.387%, 6/15/45 (a)	U.S.$	100	100,366
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41 (k)		131	130,912

Total Commercial Mortgage-Backed Securities (cost $224,474)			231,278

OPTIONS PURCHASED - PUTS - 0.0%

		Contracts
Options on Equities - 0.0%
Micron Technology, Inc.
Expiration: Oct 2017, Exercise Price: $ 25.00 (i)(l)		617	56,455

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jul 2017, Exercise Price: $ 230.00 (i)(l)		625	19,688

Company		Contracts	U.S. $ Value
SPDR S&P 500 ETF Trust
Expiration: Jul 2017, Exercise Price: $ 231.00 (i)(l)		463	16,205

			35,893

Total Options Purchased - Puts (premiums paid $143,607)			92,348

OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
CBOE SPX Volatility Index
Expiration: Jul 2017, Exercise Price: $ 14.00 (i)(l)		927	57,937

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jun 2017, Exercise Price: $ 246.00 (i)(l)		789	1,973
SPDR S&P 500 ETF Trust
Expiration: Jul 2017, Exercise Price: $ 248.00 (i)(l)		1,270	14,605

			16,578

Total Options Purchased - Calls (premiums paid $155,983)			74,515

		Shares
SHORT-TERM INVESTMENTS - 12.8%
Investment Companies - 7.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.79% (m)(n) (cost $25,547,626)		25,547,626	25,547,626

		Principal Amount (000)
U.S. Treasury Bills - 5.3%
U.S. Treasury Bill Zero Coupon, 9/28/17-12/28/17 (cost $18,226,937)	U.S.$	18,295	18,226,937

Total Short - Term Investments (cost $43,774,563)			43,774,563

U.S. $ Value
Total Investments - 104.8% (cost $354,358,983) (o)	358,937,733
Other assets less liabilities - (4.8)% (p)	(16,413,783)

Net Assets - 100.0%	$342,523,950

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	151	September 2017	$18,988,185	$18,955,219	$32,966

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,705	USD	510	7/05/17	$(4,633)
Bank of America, NA	USD	515	BRL	1,705	7/05/17	(731)
Bank of America, NA	KRW	1,002,880	USD	890	7/27/17	14,362
Bank of America, NA	USD	507	BRL	1,705	8/02/17	4,631
Bank of America, NA	USD	511	IDR	6,877,396	8/16/17	2,498
Barclays Bank PLC	INR	45,774	USD	704	8/22/17	(121)
BNP Paribas SA	GBP	480	USD	619	7/21/17	(6,330)
BNP Paribas SA	SGD	1,229	USD	881	8/17/17	(12,713)
Citibank, NA	BRL	1,705	USD	515	7/05/17	731
Citibank, NA	USD	515	BRL	1,705	7/05/17	(497)
Citibank, NA	RUB	32,163	USD	547	9/13/17	9,333
Goldman Sachs Bank USA	GBP	4,089	USD	5,286	7/21/17	(42,735)
Goldman Sachs Bank USA	TWD	26,965	USD	898	8/16/17	10,839
Goldman Sachs Bank USA	USD	713	INR	46,099	8/21/17	(2,950)
HSBC Bank USA	USD	906	MXN	16,377	8/03/17	(8,153)
HSBC Bank USA	CAD	2,353	USD	1,776	8/24/17	(40,440)
JPMorgan Chase Bank, NA	CNY	29,991	USD	4,398	8/16/17	(15,409)
Royal Bank of Scotland PLC	EUR	9,398	USD	10,003	7/13/17	(735,865)
Standard Chartered Bank	AUD	2,135	USD	1,611	7/10/17	(29,968)
State Street Bank & Trust Co.	EUR	1,283	USD	1,419	7/13/17	(47,024)
State Street Bank & Trust Co.	USD	2,713	EUR	2,423	7/13/17	56,230
State Street Bank & Trust Co.	USD	732	GBP	575	7/21/17	17,121
State Street Bank & Trust Co.	USD	1,033	GBP	792	7/21/17	(1,180)

						$(833,004)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE SPX Volatility Index (l)	927	18.00	July 2017	$28,697	$(27,810)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE SPX Volatility Index (l)	1,305	$11.00	July 2017	$44,071	$(35,888)
Micron Technology, Inc. (l)	617	22.00	October 2017	24,657	(22,212)
SPDR S&P 500 ETF Trust (l)	625	224.00	July 2017	23,723	(10,938)
SPDR S&P 500 ETF Trust (l)	463	225.00	July 2017	25,444	(8,565)

				$117,895	$(77,603)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange)& Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	1.54%		$475	$(24,674)	$(15,418)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	2.76		5	(360)	(364)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	3.39		11,655	(823,855)	(42,389)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.31		370	(6,321)	(3,275)
iTraxx-Xover Series 27, 5 Year Index, 6/20/22*	(5.00)	2.47	EUR	4,100	(545,575)	(153,892)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	2.83		79	6,317	3,027
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.09		1,540	14,222	11,308
iTraxx Xover Series 21, 5 Year Index, 6/20/19*	5.00	0.63	EUR	3	303	96
iTraxx Xover Series 25, 5 Year Index, 6/20/21*	5.00	1.96		3	399	286

					$(1,379,544)	$(200,621)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$4,200	5/03/26	1.771%	3 Month LIBOR	$152,361
Morgan Stanley & Co., LLC/(CME Group)	2,680	12/16/26	2.342%	3 Month LIBOR	(19,585)

					$132,776

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	9.74%		$540	$98,835	$70,640	$28,195
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	9.74		1,190	217,803	157,574	60,229
Sale Contracts
Barclays Bank PLC
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	0.74	EUR	424	46,581	31,379	15,202
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	0.74		326	35,832	23,927	11,905
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	0.47		230	15,388	4,320	11,068
Citibank, NA
EDP - Energias de Portugal, S.A., 5/21/18, 3/20/19*	5.00	0.31	EUR	630	59,673	53,150	6,523
thyssenkrupp AG, 4.000%, 8/27/18, 3/20/19*	1.00	0.35		1,050	13,142	(42,359)	55,501
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	0.40		40	3,700	2,192	1,508
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	0.74		670	73,622	51,757	21,865
Credit Suisse International
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	2.72		410	50,685	46,346	4,339

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74		315	(36,582)	(22,095)	(14,487)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74		1,052	(122,172)	(75,754)	(46,418)
Sprint Communications, Inc.,
7.000%, 8/15/20, 9/20/18*	5.00	0.40		510	29,082	7,351	21,731
United States Steel Corp.,
6.650%, 6/01/37, 3/20/19*	5.00	1.04		295	19,631	4,072	15,559
Goldman Sachs International
Avis Budget Group, Inc.,
5.250%, 3/15/25, 6/20/22*	5.00	4.74		1,580	20,356	104,639	(84,283)
CCO Holdings, LLC,
7.250%, 10/30/17, 3/20/19*	5.00	0.30		300	24,558	10,613	13,945
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74		836	(152,895)	(111,589)	(41,306)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74		837	(153,078)	(108,805)	(44,273)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74		1,026	(187,694)	(127,009)	(60,685)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74		46	(5,342)	(3,224)	(2,118)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74		592	(68,751)	(43,851)	(24,900)
Wendel,
3.750%, 1/21/21, 3/20/19*	5.00	0.20	EUR	1,050	102,245	88,254	13,991
JPMorgan Chase Bank, NA
Unitymedia GmbH,
9.625%, 12/01/19, 9/20/18	5.00	0.27		190	12,966	6,356	6,610

					$97,585	$127,884	$(30,299)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	6,600,000	LIBOR	$6,600	9/20/17	$7,763
iBoxx $ Liquid High Yield Index	6,600,000	LIBOR	6,600	9/20/17	6,510
Goldman Sachs International
iBoxx $ Liquid High Yield Index	5,521,000	LIBOR	5,521	9/20/17	(14,395)
iBoxx $ Liquid High Yield Index	14,719,000	LIBOR	14,719	9/20/17	(38,377)

					$(38,499)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $123,547,324 or 36.1% of net assets.
(b)	Illiquid security.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2017.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2017.
(g)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(h)	Defaulted.
(i)	Non-income producing security.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tonon Luxembourg SA
9.25%, 1/24/20	7/24/15	$272,217	$10,984	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	3/15/13	428,520	29,750	0.01%

(k)	Variable rate coupon, rate shown as of June 30, 2017.
(l)	One contract relates to 100 shares.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,097,512 and gross unrealized depreciation of investments was $(2,518,762), resulting in net unrealized appreciation of $4,578,750.

(p)	An amount of U.S. $225,159 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced

COUNTRY BREAKDOWN*

June 30, 2017 (unaudited)

68.2%	United States
4.3%	United Kingdom
1.4%	Canada
1.3%	Netherlands
1.2%	Luxembourg
1.2%	France
1.1%	Switzerland
1.0%	Germany
0.9%	Ireland
0.9%	Japan
0.7%	Spain
0.5%	Italy
0.4%	South Africa
4.7%	Other
12.2%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Argentina, Australia, Brazil, Cayman Islands, Chile, China, Dominican Republic, Finland, Gabon, Israel, Kazakhstan, Kenya, Kuwait, Macau, Mexico, New Zealand, Portugal, Russia, Sweden, Turkey and Zambia.

AB Bond Fund, Inc.—AB Limited Duration High Income Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$210,865,784		$	– 0	–	$210,865,784
Corporates - Investment Grade		– 0	–	61,534,830			– 0	–	61,534,830
Bank Loans		– 0	–	16,043,095			2,646,834		18,689,929
Collateralized Mortgage Obligations		– 0	–	6,245,869			– 0	–	6,245,869
Governments - Treasuries		– 0	–	6,053,168			– 0	–	6,053,168
Emerging Markets - Corporate Bonds		– 0	–	5,561,779			10,984		5,572,763
Emerging Markets - Sovereigns		– 0	–	2,488,231			– 0	–	2,488,231
Asset-Backed Securities		– 0	–	– 0	–		1,065,375		1,065,375
Quasi-Sovereigns		– 0	–	657,818			– 0	–	657,818
Collateralized Loan Obligations		– 0	–	– 0	–		550,025		550,025
Preferred Stocks		537,041		– 0	–		– 0	–	537,041
Emerging Markets - Treasuries		– 0	–	504,196			– 0	–	504,196
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		231,278		231,278
Options Purchased - Puts		– 0	–	92,348			– 0	–	92,348
Options Purchased - Calls		– 0	–	74,515			– 0	–	74,515
Short-Term Investments:
Investment Companies		25,547,626		– 0	–		– 0	–	25,547,626
U.S. Treasury Bills		– 0	–	18,226,937			– 0	–	18,226,937

Total Investments in Securities		26,084,667		328,348,570			4,504,496		358,937,733
Other Financial Instruments (a):
Assets:
Futures		32,966		– 0	–		– 0	–	32,966
Forward Currency Exchange Contracts		– 0	–	115,745			– 0	–	115,745
Centrally Cleared Credit Default Swaps		– 0	–	14,717			– 0	–	14,717
Centrally Cleared Interest Rate Swaps		– 0	–	152,361			– 0	–	152,361
Credit Default Swaps		– 0	–	288,171			– 0	–	288,171
Total Return Swaps		– 0	–	14,273			– 0	–	14,273
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(948,749)			– 0	–	(948,749)
Call Options Written		– 0	–	(27,810)			– 0	–	(27,810)
Put Options Written		– 0	–	(77,603)			– 0	–	(77,603)
Centrally Cleared Credit Default Swaps		– 0	–	(215,338)			– 0	–	(215,338)
Centrally Cleared Interest Rate Swaps		– 0	–	(19,585)			– 0	–	(19,585)
Credit Default Swaps		– 0	–	(318,470)			– 0	–	(318,470)
Total Return Swaps		– 0	–	(52,772)			– 0	–	(52,772)

Total (b)		$26,117,633		$327,273,510			$4,504,496		$357,895,639

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Bank Loans	Collateralized Mortgage Obligation		Emerging Markets - Corporate Bonds
Balance as of 9/30/16	$4,602,360	$122,935		$52,175
Accrued discounts/(premiums)	5,727	– 0	–	– 0	–
Realized gain (loss)	1,671	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(6,443)	(306)		(41,191)
Purchases	1,174,712	– 0	–	– 0	–
Sales/Paydowns	(2,035,863)	(122,629)		– 0	–
Transfers in to Level 3	552,824	– 0	–	– 0	–

	Bank Loans		Collateralized Mortgage Obligation			Emerging Markets - Corporate Bonds
Transfers out of Level 3	(1,648,154)			– 0	–	– 0	–

Balance as of 6/30/17	$2,646,834		$	– 0	–	$10,984

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$12,955			$1		$(41,191)

	Asset-Backed Securities		Collateralized Loan Obligations			Commercial Mortgage-Backed Securities
Balance as of 9/30/16	$1,066,992		$	– 0	–	$1,146,188
Accrued discounts/(premiums)	– 0	–		– 0	–	425
Realized gain (loss)	– 0	–		– 0	–	20,023
Change in unrealized appreciation/depreciation	6,258			25		(23,679)
Purchases	– 0	–		550,000		– 0	–
Sales/Paydowns	(7,875)			– 0	–	(911,679)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/17	$1,065,375			$550,025		$231,278

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$6,258			$25		$(3,217)

	Total
Balance as of 9/30/16	$6,990,650
Accrued discounts/(premiums)	6,152
Realized gain (loss)	21,694
Change in unrealized appreciation/depreciation	(65,336)
Purchases	1,724,712
Sales/Paydowns	(3,078,046)
Transfers in to Level 3	552,824
Transfers out of Level 3	(1,648,154)

Balance as of 6/30/17	$4,504,496	(a)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(25,169)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/3017 (000)	Dividend Income (000)
$65,830	$128,675	$168,957	$25,548	$143

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 22, 2017